Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 307,650	£ 229,641
Derivative financial liabilities	307,989	228,940
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7,747	5,701
Derivative financial liabilities	£ 8,932	£ 4,799